RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of of related parties

Name of related party	Relationship with the Group
Zhejiang Youzhan Information Technology Co., Ltd.	Entity controlled by Chief Operating Officers of the Group

	As of December 31,
	2018	2019
Accrued expenses and other current liabilities	157	—